SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

During the period April 1, 2025 through June 5, 2025 the Company issued 3,539 shares for $46,007 on a crowdfunding platform.

The Company also issued 92,673 shares with a fair value of $1,204,749 in exchange for legal services related to the initial public offering. This cost will be charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

On April 15, 2025, warrants to purchase 47,370 shares of common stock were exercised for proceeds of $225,008.

On May 13, 2025, warrants to purchase 10,950 shares of common stock were exercised for proceeds of $52,013.

On May 13, 2025, the Company’s S-1 Registration Statement was declared effective, registering 29,978,212 shares of our common stock representing one hundred percent (100%) of the company’s currently issued and outstanding common stock.

On May 14, 2025, the Company filed a resale registration statement pursuant to a securities purchase agreement with an investor, registering 8,125,779 shares of common stock.

On May 15, 2025, the Company’s common stock began trading on the Nasdaq Global Market under the ticker “ARAI”.

On May 15, 2025, the Company closed a financing agreement with an investor. Per the terms of the agreement, the investor transferred $4,000,000 as the initial pre-paid advance. The Company issued 2,937,500 pre-delivery shares at par value, for proceeds of $587, and 62,500 shares with a fair value of $812,500 to the investor.

19. SUBSEQUENT EVENTS

Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued or are available to be issued. These events and transactions either provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing the financial statements (that is, recognized subsequent events), or provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date (that is, non-recognized subsequent events).

The Company continues to raise capital from external investors.  Since December 31, 2024, the Company has issued 17,225 shares (on a post-reverse split basis) for $223,925 on a crowdfunding platform, as well as 4,000 shares (on a post-reverse split basis) to two accredited investors for $52,000.  The Company has also awarded 610,221 shares (on a post-reverse split basis) to directors and consultants in exchange for services.

The Company has evaluated subsequent events through March 12, 2025, which was the date that these financial statements were available for issuance.